Fixed Assets, Net (Details) - Schedule of Fixed Assets, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost	$ 1,430	$ 1,278
Accumulated depreciation	1,000	829
Carrying amount	430	449
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Cost	712	573
Accumulated depreciation	673	574
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	408	408
Accumulated depreciation	225	172
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	164	161
Accumulated depreciation	29	24
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Cost	146	136
Accumulated depreciation	$ 73	$ 59